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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment [ ] Amendment Number : _____

     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 200 Greenwich Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adrian J. Maizey
Title: Chief Financial Officer, ESL Investments, Inc.,
       General Partner of RBS Partners, L.P.
Phone: (203) 861-4600

Signature, Place, and Date of Signing:


/s/ Adrian J. Maizey                   Greenwich, CT            May 15, 2008
------------------------------------   ----------------------   ----------------
(Signature)                            (City, State)            (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
Form 13F Information Table Entry Total:              14
Form 13F Information Table Value Total:     $11,484,549
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
1     28-11470               ESL Investments, Inc.

Explanatory Note:

RBS Partners, L.P. ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

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Page 1 of 1


                      FORM 13F Information Table - Public

      Column 1:       Column 2:  Column 3:   Column 4:        Column 5:       Column 6  Column 7:            Column 8:
-------------------- ---------- ----------- ----------- -------------------- ---------- --------- ------------------------------
                                            Fair Market  Shares or                                       Voting Authority
                      Title of     CUSIP      Value      Principal  SH/ Put/ Investment   Other   ------------------------------
   Name of Issuer      Class       Number   (x $1,000)     Amount   PRN Call Discretion  Managers  (a) Sole  (b) Shared (c) None
-------------------- ---------- ----------- ----------- ----------- --- ---- ---------- --------- ---------- ---------- --------
Acxiom Corp.         Common     005125-10-9      39,100   3,293,989  SH          SOLE              3,293,989
AutoNation, Inc.     Common     05329W-10-2      89,756   5,995,748  SH        DEFINED       1     5,995,748
AutoNation, Inc.     Common     05329W-10-2     907,607  60,628,367  SH          SOLE             60,628,367
AutoZone Inc.        Common     053332-10-2     676,984   5,947,328  SH        DEFINED       1     5,947,328
AutoZone Inc.        Common     053332-10-2   1,828,049  16,059,462  SH          SOLE             16,059,462
CIT Group, Inc.      Common     125581-10-8      46,511   3,925,000  SH          SOLE              3,925,000
Citigroup Inc.       Common     172967-10-1     408,775  19,083,800  SH          SOLE             19,083,800
Centex Corporation   Common     152312-10-4      18,097     747,500  SH          SOLE                747,500
Home Depot, Inc.     Common     437076-10-2     636,671  22,762,646  SH          SOLE             22,762,646
KB Home              Common     48666K-10-9      14,962     605,000  SH          SOLE                605,000
PHH Corporation      Common New 693320-20-2      24,555   1,408,800  SH          SOLE              1,408,800
Sears Holdings Corp. Common     812350-10-6      36,241     354,985  SH        DEFINED       1       354,985
Sears Holdings Corp. Common     812350-10-6   6,664,864  65,284,199  SH          SOLE             65,284,199
SLM Corporation      Common     78442P-10-6      92,378   6,018,100  SH          SOLE              6,018,100
                                            -----------
COLUMN TOTALS                   Grand Total  11,484,549
                                            -----------

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.